Share Capital - Disclosure of Restricted Shares and Share Purchase Warrant Activities (Details)	12 Months Ended
	Dec. 31, 2021 Share USD ($) $ / shares shares	Dec. 31, 2020 Share USD ($) $ / shares shares
Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period	1,151,035	464,886
Granted	505,726	918,252
Vested	(154,265)	(221,979)
Forfeited	0	(10,099)
Rounding due to share consolidation | shares	(0)	25
Outstanding - end of period	1,502,496	1,151,035
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period | $	3,137,918	3,137,918
Expired | $	(2,392,611)	0
Outstanding - end of period | $	745,307	3,137,918
Weighted average exercise price outstanding - beginning of period | $ / shares	$ 8.04	$ 8.04
Expired | $ / shares	8.56	0
Weighted average exercise price outstanding - end of period | $ / shares	$ 6.38	$ 8.04